Share-based payments - Fair value assumptions of share options granted (Details) ¥ in Thousands			9 Months Ended		12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise multiple	$ 2.8			$ 2.8
Fair value of ordinary share/LP interest unit (US$)	$ 10.11			$ 48.74
Incremental compensation cost expensed | ¥		¥ 9,327			¥ 156
Incremental compensation cost which will be recognized over the remaining requisite service vesting period | ¥		¥ 932			¥ 321
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility range (%)		31.65%
Risk-free interest rate (%)		1.80%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility range (%)		32.74%
Risk-free interest rate (%)		19.10%
Predecessor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility range (%)				40.20%		36.30%
Risk-free interest rate (%)				3.12%		2.59%
Exercise multiple				$ 2.8		$ 2.8
Fair value of ordinary share/LP interest unit (US$)				32.81		39.84
Predecessor | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility range (%)			31.65%
Risk-free interest rate (%)			1.80%
Predecessor | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility range (%)			32.74%
Risk-free interest rate (%)			19.10%
Predecessor | Partnership options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of ordinary share/LP interest unit (US$)				$ 16.89		$ 20.63